Derivatives and hedging activities - Narrative (Details) - 12 months ended Mar. 31, 2018 $ in Thousands, € in Millions, £ in Millions	USD ($)	EUR (€)	GBP (£)
Derivatives and hedging activities
Fixed income	$ 205
Forward contracts | Contract to buy
Derivatives and hedging activities
Forward contract amount | £			£ 7.6
Purchase price of forward contract amount	10,400
Forward contracts | Contract to sell
Derivatives and hedging activities
Forward contract amount | €		€ 24.3
Purchase price of forward contract amount	29,500
Level 2 | Foreign currency exchange contracts
Derivatives and hedging activities
Foreign currency derivatives asset	158
Foreign currency derivatives liability	$ (776)